Net sales - Narrative (Details) - EUR (€) € in Billions	Dec. 31, 2024	Dec. 31, 2023
Performance obligations
Remaining performance obligation	€ 20.0	€ 22.0
Discontinued Operations
Performance obligations
Remaining performance obligation		€ 1.7